Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 64,994	$ 22
Accounts receivable, including $80,038 and $61,030 from affiliates at December 31, 2012 and 2011, respectively	133,543	81,297
Other current assets	16,720	6,869
Total current assets	215,257	88,188
Property, plant and equipment:
Gathering systems	5,130,255	2,954,868
Other fixed assets	96,916	53,611
Less: Accumulated depreciation	(590,614)	(480,555)
Total net, property, plant and equipment	4,636,557	2,527,924
Investment in unconsolidated affiliates	1,297,811	886,558
Intangible customer relationships, net	355,217	158,621
Deferred loan costs, net	56,258	21,947
Total assets	6,561,100	3,683,238
Current liabilities:
Accounts payable	47,987	57,546
Accrued liabilities, including $12,648 and $62,823 to affiliates at December 31, 2012 and 2011, respectively	211,274	85,548
Total current liabilities	259,261	143,094
Long-term liabilities:
Long-term debt	2,500,000	1,062,900
Other liabilities	5,333	4,099
Total long-term liabilities	2,505,333	1,066,999
Commitments and contingencies (Note 12)
Partners' capital:
General partner interest	93,182	42,400
Total partners' capital attributable to Access Midstream Partners, L.P.	3,684,833	2,473,145
Noncontrolling interest	111,673
Total partners' capital	3,796,506	2,473,145
Total liabilities and partners' capital	6,561,100	3,683,238
Common Units
Partners' capital:
Limited partner units	2,188,241	1,561,504
Subordinated Units
Partners' capital:
Limited partner units	834,001	869,241
Convertible Class B Units
Partners' capital:
Limited partner units	273,858
Subordinated Class C Units
Partners' capital:
Limited partner units	$ 295,551